UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 19, 2015 to December 17, 2015

Commission File Number of Issuing entity:	333-180779-09

Central Index Key Number of issuing entity:	0001606442

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-180779

Central Index Key Number of depositor:	0001547361

MORGAN STANLEY CAPITAL I INC.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001541557
0001102113
0001548567

Morgan Stanley Mortgage Capital Holdings LLC
Bank of America, National Association
CIBC Inc.
(Exact name of sponsors as specified in their charters)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-1160146
47-1173459
47-1185448
47-6315532
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7458
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☑	__________
A-2	☐	☐	☑	__________
A-SB	☐	☐	☑	__________
A-3	☐	☐	☑	__________
A-4	☐	☐	☑	__________
A-5	☐	☐	☑	__________
X-A	☐	☐	☑	__________
A-S	☐	☐	☑	__________
B	☐	☐	☑	__________
PST	☐	☐	☑	__________
C	☐	☐	☑	__________

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On December 17, 2015 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, or CIBC Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from November 19, 2015 to December 17, 2015. Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 13, 2015. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557. Bank of America, National Association filed its most recent Form ABS-15G on October 30, 2015. The CIK Number of Bank of America, National Association is 0001102113. CIBC Inc. filed its most recent Form ABS-15G on November 03, 2015. The CIK Number of CIBC Inc. is 0001548567.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
Citibank, N.A. (“Citibank”) is acting as trustee, certificate administrator, certificate registrar and authenticating agent of this CMBS transaction. In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS.

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts. On November 24, 2014, plaintiffs sought leave to withdraw this action. On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the United States District Court for the Southern District of New York asserting similar claims as the prior action filed in state court. In January 2015, the court closed plaintiffs’ original state court action. Citibank’s motion to dismiss the federal complaint was fully briefed as of May 13, 2015. On September 8, 2015, the federal court dismissed all claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts. That case, involving the three remaining trusts, is pending.

On November 24, 2015, the same investors that brought the federal case brought a new civil action in the Supreme Court of the State of New York related to 25 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee. This case includes the 24 trusts previously dismissed in the federal action, and one additional trust. The investors assert claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of New York’s Streit Act.

On August 19, 2015, the Federal Deposit Insurance Corporation (FDIC) as Receiver for a financial institution filed a civil action against Citibank in the Southern District of New York. This action relates to one private-label RMBS trust for which Citibank formerly served as trustee. FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act. Citibank is jointly briefing a motion to dismiss with The Bank of New York Mellon and U.S. Bank, entities that have also been sued by FDIC in their capacity as trustee, and whose cases are all in front of Judge Carter.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts. However, Citibank denies liability and continues to vigorously defend against these litigations. Furthermore, neither the above-disclosed litigations nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as trustee, certificate administrator, certificate registrar, and authenticating agent under the Pooling and Servicing Agreement for this CMBS transaction.

Item 6. Significant Obligors of Pool Assets.
The Arundel Mills & Marketplace Mortgage Loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16.

Based on the borrower's operating statement as of September 30, 2015, Loan 300801018 (ProSupp ID 1, The Arundel Mills & Marketplace Mortgage Loan) has a Net Operating Income of $36,556,702.

Item 9. Other Information
Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date: November 18,2015	$0.00
Current Distribution Date: December 17,2015	$0.00

*REO Account Balance
Prior Distribution Date: November 18,2015	$0.00
Current Distribution Date: December 17,2015	$0.00

*As provided by the Special Servicer

U.S. Bank National Association, in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date: November 18,2015	$1,731.39
Current Distribution Date: December 17,2015	$1,674.57

Interest Reserve Account Balance
Prior Distribution Date: November 18,2015	$0.00
Current Distribution Date: December 17,2015	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date: November 18,2015	$0.00
Current Distribution Date: December 17,2015	$0.00

TA Unused Fees Account Balance
Prior Distribution Date: November 18,2015	$0.00
Current Distribution Date: December 17,2015	$0.00

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, relating to the December 17, 2015 distribution.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MORGAN STANLEY CAPITAL I INC.
(Depositor)

Date: December 22, 2015	/s/ George Kok
Name: George Kok
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, relating to the December 17, 2015 distribution.